Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-Term Debt

18. LONG-TERM DEBT

     The Company has $250 million of 6.875%, 10-year senior notes ("Senior Notes"), which mature on September 25, 2012. The principal amount of the Senior Notes is payable at maturity and interest is payable semi-annually in April and October. Given the maturity date of the Senior Notes, they have been classified as short-term debt as of December 31, 2011.

     The Company has $300 million of 6.90%, junior subordinated debentures ("Subordinated Debt"), which matures on June 1, 2067, is non-callable at par for the first 10 years (prior to June 1, 2017) and is subject to a replacement capital covenant. The covenant limits replacement of the Subordinated Debt for the first 40 years to be redeemable after year 10 (on or after June 1, 2017) and only with securities that carry equity-like characteristics that are the same as or more equity-like than the Subordinated Debt. The principal amount of the Subordinated Debt is payable at final maturity. Interest is payable semi-annually in June and December for the first 10 years up to June 1, 2017, and quarterly thereafter at a floating rate equal to three-month LIBOR plus 2.51%. StanCorp has the option to defer interest payments for up to five years. The declaration and payment of dividends to shareholders would be restricted if the Company elected to defer interest payments on its Subordinated Debt. If elected, the restriction would be in place during the interest deferral period. StanCorp is currently not deferring interest on the Subordinated Debt.

The following table sets forth the Company's long-term debt:

	December 31,
(In millions)	2011		2010

Long-term debt:
Senior notes	$	---	$250.0
Subordinated debt		300.0	300.0
Other long-term borrowings		0.9	1.9

Total long-term debt		$300.9	$551.9